SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184



                                               January 31, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

           Re:      AllianceBernstein Municipal Income Fund, Inc.
                    File Nos. 033-07812 and 811-04791

Dear Sir or Madam:

          Attached herewith please find Post-Effective Amendment No. 36 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 38 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Municipal Income Fund, Inc. (the "Amendment"). The Amendment is filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and is marked to show changes in accordance with Rule 310 of Regulation S-T.

          Please call me at the above-referenced number if you have any questions regarding the attached.


                                               Sincerely,

                                               /s/ Michelle C. Roberts
                                               -----------------------
                                                   Michelle C. Roberts

Attachment

SK 00250 0157 638365